SHARE CAPITAL - Narrative (Details)			1 Months Ended			3 Months Ended	9 Months Ended
	Apr. 30, 2021 USD ($) shares	Dec. 01, 2020 shares	Sep. 30, 2021 $ / shares shares	Sep. 30, 2020 shares	Jun. 30, 2020 $ / shares shares	Sep. 30, 2021 $ / shares shares	Sep. 30, 2020 USD ($)	Aug. 31, 2021 $ / shares shares	Dec. 31, 2020 $ / shares shares	Dec. 31, 2019 $ / shares shares
Business Acquisition, Equity Interests Issued or Issuable [Line Items]
Common stock, shares authorized			180,000,000			180,000,000		900,000,000	180,000,000
Common stock, par value (in dollars per share) | $ / shares			$ 0.001			$ 0.001		$ 0.001	$ 0.001	$ 0.001
Common stock, shares issued			11,839,304			11,839,304			11,275,788	34,795,313
Common stock, shares outstanding			11,839,304			11,839,304			11,275,788	34,795,313
Reverse stock split ratio			0.2	0.2
Fractional shares issued				0
Shares issued		16,357,703			156,032
Share price | $ / shares					$ 4.00
Outstanding principal | $							$ 60,000,000
Shares issued on conversion of debt						13,384
Sentry Neuromonitoring, LLC
Business Acquisition, Equity Interests Issued or Issuable [Line Items]
Value of common stock issuable | $	$ 1,625,000
Common stock issuable	237,226
Held in escrow, Value | $	$ 650,000
Held in escrow, Shares	94,891
Common stock lock up period	12 months